Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt
Schedule of changes in the liability related to RIFA

Balance as of December 31, 2023	$46,033
Accretion	109
Second tranche funding, net of fees	24,975
Balance as of January 5, 2024	$71,117
Accretion	9,159
Payments	(2,731)
Second tranche funding, net of fees	32,485
Balance as of September 12, 2024	$110,030
Accretion	5,376
Payments	(2,122)
Balance as of December 31, 2024	$113,284
Less: current portion of long-term debt	(18,016)
Long-term portion of long-term debt	$95,268

Schedule of expected annual payments on the revenue interest financing payable

The expected annual payments on long-term debt as of December 31, 2024 are as follows:

Year ending December 31:
2025	$18,016
2026	52,724
2027	32,963
2028	32,962
2029	15,308
Thereafter	16,521
Total	$168,494